COMPUTER SOFTWARE COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning
Additions			41,850
Amortization	$ (3,488)		(7,582)
Balance at end	$ 34,268		$ 34,268